                                                              [WELLS FARGO LOGO]

WELLS FARGO HIGH YIELD BOND FUND

                                                              ------------------
                                                                  PROSPECTUS
                                                              ------------------



                            Class A, Class B, Class C

                                                                February 1, 2003

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

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                                       2

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
Table of Contents                                                                    High Yield Bond Fund
---------------------------------------------------------------------------------------------------------
Overview                           Objective and Principal Strategy                                     4
Important summary information      Summary of Important Risks                                           6
about the Fund.                    Summary of Expenses                                                  8
                                   Key Information                                                     10
---------------------------------------------------------------------------------------------------------
The Fund                           High Yield Bond Fund                                                12
Important information about        Sub-Adviser's Prior Performance History                             14
the Fund.                          Additional Strategies and
                                    General Investment Risks                                           16
                                   Organization and Management
                                    of the Fund                                                        20
---------------------------------------------------------------------------------------------------------
Your Investment                    A Choice of Share Classes                                           23
How to open an account and         Reductions and Waivers of Sales Charges                             26
how to buy, sell and exchange      Exchanges                                                           29
Fund shares.
                                   Your Account                                                        30
                                     How to Buy Shares                                                 32
                                     How to Sell Shares                                                35
---------------------------------------------------------------------------------------------------------
Reference                          Additional Services and
                                    Other Information                                                  37
Additional information and
term definitions.                  Portfolio Managers                                                  39
                                   Glossary                                                            40

High Yield Bond Fund Overview
--------------------------------------------------------------------------------
See the Fund description in this Prospectus for further details.
Words appearing in italicized print and highlighted in color are defined in the Glossary.

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FUND                          OBJECTIVE
--------------------------------------------------------------------------------
   High Yield Bond Fund       Seeks total return with a high level of current
                              income.

4  High Yield Bond Fund Prospectus

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PRINCIPAL STRATEGY
--------------------------------------------------------------------------------
We invest principally in below investment-grade debt securities, (sometimes referred to as "junk bonds" or high yield securities). We invest in corporate debt securities and may buy preferred and other convertible securities. We focus on individual security selection and seek to identify high yield securities that appear comparatively undervalued. We do not manage the Fund's portfolio to a specific maturity or duration.

                                              High Yield Bond Fund Prospectus  5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

..  the individual Fund description beginning on page 12;

.. the "Additional Strategies and General Investment Risks" section beginning on page 16; and

..  the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

Debt Securities
The Fund invests in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in the Fund's portfolio. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in the Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments thereby affecting their value and the return on your investment.

High Yield Securities
Debt securities that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as "junk bonds" or high yield securities), have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of such debt securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities.

6  High Yield Bond Fund Prospectus

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High Yield Bond Fund
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                               High Yield Bond
                                                                     Fund
                                                      -----------------------------------
                                                        CLASS A      CLASS B    CLASS C
-----------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                       4.50%       None       1.00%

Maximum deferred sales charge (load) (as a
percentage of the lower of the Net Asset Value
("NAV") at purchase or the NAV at redemption)             None/1/     5.00%      1.00%
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                               High Yield Bond
                                                                     Fund
                                                      -----------------------------------
                                                        CLASS A      CLASS B    CLASS C
-----------------------------------------------------------------------------------------
Management Fees                                           0.60%       0.60%      0.60%
Distribution (12b-1) Fees                                 0.00%       0.75%      0.75%
Other Expenses/2/                                         0.61%       0.61%      0.61%
-----------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                      1.21%       1.96%      1.96%
-----------------------------------------------------------------------------------------
Fee Waivers                                               0.06%       0.06%      0.06%
-----------------------------------------------------------------------------------------
NET EXPENSES/3/                                           1.15%       1.90%      1.90%
-----------------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.

/2/ Other expenses are based on estimated amounts for the current fiscal year and may include expenses payable to affiliates of Wells Fargo & Company.

/3/ The adviser has committed for the life of the prospectus to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

8    High Yield Bond Fund Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                    High Yield Bond
                                                          Fund
--------------------------------------------------------------------------------
                                               CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
   1 YEAR                                       $562      $693      $391
   3 YEARS                                      $811      $909      $703
--------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                    High Yield Bond
                                                          Fund
--------------------------------------------------------------------------------
                                               CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
   1 YEAR                                       $562      $193      $291
   3 YEARS                                      $811      $609      $703
--------------------------------------------------------------------------------

                                               High Yield Bond Fund Prospectus 9

Key Information
--------------------------------------------------------------------------------

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
     Important information you should look for as you decide to invest in the
     Fund:
     The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

--------------------------------------------------------------------------------
     Investment Objective and Investment Strategies
     The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

     . what the Fund is trying to achieve; and

     . how we intend to invest your money.

--------------------------------------------------------------------------------
     Permitted Investments
     A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
     Important Risk Factors
     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Words appearing in italicized print and highlighted in color are defined in the Glossary.

10   High Yield Bond Fund Prospectus

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High Yield Bond Fund
--------------------------------------------------------------------------------

Portfolio Managers: Saturnino S. Fanlo and Roger Wittlin

--------------------------------------------------------------------------------
Investment Objective
The High Yield Bond Fund seeks total return with a high level of current income.

--------------------------------------------------------------------------------
Investment Strategies
We actively manage a diversified portfolio of below investment-grade debt securities (often called "junk bonds" or high yield securities). We do not manage the Fund's portfolio to a specific maturity or duration. We focus on individual security selection (primarily using a "bottom-up" approach) and seek to identify high yield securities that appear comparatively undervalued. We use our knowledge of various industries to assess the risk/return tradeoff among issuers within particular industries, in seeking to identify compelling relative value investments. We analyze the issuers' long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. Our research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. We also talk to management, and consult industry contacts, debt and equity analysts, and rating agencies.

We purchase securities when attractive risk/reward ideas are identified and sell securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. We attempt to invest in high yield securities of issuers who we believe have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. Our strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the Fund consists of income earned on the Fund's investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

.. at least 80% of the Fund's assets in corporate debt securities that are below investment-grade, including preferred and other convertible securities;

..  up to 15% of total assets in any one industry; and

..  up to 5% of total assets in any one issuer.

We will generally invest in below investment grade debt-securities that are rated at least "Caa" by Moody's or "CCC" by S&P, or that are unrated but deemed by us to be of comparable quality. The average credit quality of this Fund's portfolio securities is expected to be at least B- as rated by S&P.

12   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------
     Important Risk Factors
     The Fund is primarily subject to the risks described under the "Summary of Important Risks" section on page 6. We invest in debt securities that are in low or below investment-grade categories, or are unrated. These securities are "high risk" securities and are sometimes referred to as "junk bonds." Such debt securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of such debt securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 16. These considerations are all important to your investment choice.

                                            High Yield Bond Fund Prospectus   13

Sub-Adviser's Prior Performance History
--------------------------------------------------------------------------------

Sutter Advisors LLC ("Sutter"), an indirect, wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser for the Fund. As the sub-adviser, Sutter is responsible for the day-to-day investment management activities of the Fund. The performance information shown below represents prior performance of the High Yield Proprietary Portfolio (the "Portfolio") which is the only account managed by Sutter with substantially similar investment objectives and strategies as the Fund. The Portfolio is not a registered mutual fund and was not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the Portfolio. The Portfolio's performance presented below is net of the fees and expenses that will be charged to the Fund. The Portfolio performance does not represent the historical performance of the Fund and should not be interpreted as indicative of the future performance of the Fund.

Calendar Year Returns/1/

   [GRAPHIC]

'97        14.58%
'98         5.25%
'99         1.55%
'00        (0.16)%
'01        15.78%
'02         7.80%

Best Qtr.: Q4 '01 . 8.57%             Worst Qtr.: Q3 '02 . (2.42)%


                                                                      Life
     Average annual total return/1/                                    of
     for the period ended 12/31/02              1 year    5 years   Portfolio

     High Yield Proprietary Portfolio
     (Incep. 07/01/96)                            7.80%     5.89%      8.72%

     ML U.S. High Yield Master II Index/2/       (1.89)%    0.52%      3.59%

/1/ The Portfolio's returns are presented net of the fees and expenses that will be charged to the Fund.
/2/  Merrill Lynch U.S. High Yield Master II Index.

14   High Yield Bond Fund Prospectus

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

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo High Yield Bond Fund. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

..    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

..    We cannot guarantee that the Fund will meet its investment objective.

..    We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good any such losses.

..    Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

..    An investment in a single Fund, by itself, does not constitute a complete investment plan.

..    The Fund may also use various derivative instruments, such as options or futures contracts. The term "derivative" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

..    The market value of lower-rated debt securities and unrated securities of comparable quality that the Fund invests in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rated "BBB" by S&P or "Baa" by Moody's ratings which are considered investment-grade, possess some speculative characteristics.

What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

16   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase the Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under "Summary of Important Risks", you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                                              High Yield Bond Fund Prospectus 17

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for the Fund. See the Statement of Additional Information for more information on these practices.

------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                             PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary purposes                              Leverage Risk
(e.g. to meet shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either                        Interest Rate and Credit Risk
on a schedule or when an index or benchmark changes.

Forward Commitment, When-Issued and
Delayed Delivery Transactions
Securities bought or sold for delivery at a later date or bought or             Interest Rate, Leverage and Credit Risk
sold for a fixed price at a fixed date.

High Yield Securities
Debt securities of lower quality that produce generally                         Interest Rate and Credit Risk
higher rates of return. These securities, sometimes referred to as "junk bonds," tend to be more sensitive to economic conditions, more volatile, and less liquid, and are subject to greater risk of default.

Illiquid Securities
A security which may not be sold or disposed of in the ordinary course          Liquidity Risk
of business within seven days at the value determined by the Fund.
Limited to 15% of net assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers and financial            Credit, Counter-Party and Leverage Risk
institutions to increase return on those securities. Loans may be made up to 1940 Act limits (currently one-third of total assets, including the value of the collateral received).

Loan Participations
Debt obligations that represent a portion of a larger loan made by a            Credit Risk
bank. Generally sold without guarantee or recourse, some participations sell at a discount because of the borrower's credit problems.

Mortgage- and Other Asset-Backed Securities
Securities consisting of undivided fractional interests in pools of             Interest Rate and Credit Risk
consumer loans, such as mortgage loans, car loans, credit card debt or receivables held in trust.

Options
The right or obligation to receive or deliver a security or cash payment        Credit and Liquidity Risk
depending on the security's price or the performance of an index or benchmark. Types of options used may include: options on securities, options on a stock index, stock index futures and options on stock index futures to protect liquidity and portfolio value.

18   High Yield Bond Fund Prospectus

---------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                             PRINCIPAL RISK(S)
---------------------------------------------------------------------------------------------
Other Mutual Funds
Investments by the Fund in shares of other mutual                Market Risk
funds, which will cause Fund shareholders to bear a pro
rata portion of the other fund's expenses, in addition
to the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but which                Liquidity Risk
may or may not be resold in accordance with Rule 144A under
the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security agrees to        Credit and Counter-Party Risk
buy back a security at an agreed upon time and price,
usually with interest.

Stripped Obligations
Securities that give ownership to either future payments         Interest Rate Risk
of interest or a future payment of principal, but not
both. These securities tend to have greater
interest rate sensitivity than conventional debt.

                                              High Yield Bond Fund Prospectus 19

Organization and Management of the Fund
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board of Trustees of the Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

--------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                        Supervises the Fund's activities
--------------------------------------------------------------------------------
         INVESTMENT ADVISER                                 CUSTODIAN
--------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC               Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA               6th & Marquette, Minneapolis, MN
Manages the Fund's investment activities        Provides safekeeping for the
                                                Fund's assets
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISER
--------------------------------------------------------------------------------
                               Sutter Advisors LLC
                               550 California St.
                                San Francisco, CA
                 Responsible for day-to-day portfolio management
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                             SHAREHOLDER
                                                 TRANSFER                     SERVICING
ADMINISTRATOR                                     AGENT                        AGENTS
------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC    Boston Financial Data Services, Inc.  Various Agents
525 Market St.                       Two Heritage Dr.
San Francisco, CA                    Quincy, MA
Manages the Fund's                   Maintains records of shares and       Provide services
business activities                  supervises the payment of dividends   to customers
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
         Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------
                                  SHAREHOLDERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

20   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Fund. As of June 30, 2002, Funds Management and its affiliates managed over $169 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

Dormant Multi-Manager Structure
The Board has adopted a dormant "multi-manager" structure for the Fund. Under this structure, the Fund and Funds Management would engage one or more sub-advisers to make day to day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers;
(ii) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires the Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant "multi-manager" structure approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Adviser
Sutter Advisors LLC ("Sutter"), an indirect, wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser for the Fund. In this capacity, it is responsible for the day-to-day investment management activity of the Fund. Sutter also provides investment advisory services for collateralized bond obligations and Wells Fargo & Company's proprietary portfolio. As of June 30, 2002, Sutter managed assets in excess of $1.8 billion.

Sutter is a direct subsidiary of Wells Capital Management Incorporated ("WCM"). WCM is an affiliate of Funds Management. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of June 30, 2002, WCM managed assets aggregating in excess of $109 billion.

Sutter is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator
Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of the Fund.

                                              High Yield Bond Fund Prospectus 21

Organization and Management of the Fund
--------------------------------------------------------------------------------

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.

22   High Yield Bond Fund Prospectus

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

..    Class A Shares--with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares.

..    Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.

..    Class C Shares--with a front-end sales charge and a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Class C shares are similar to Class B shares in that they have higher ongoing expenses than Class A shares. Unlike Class B shares however, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice whether to purchase Class B or Class C shares may depend on how long you intend to hold fund shares before redeeming them.

Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused. For Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also either will be treated as orders for Class A shares or will be refused.

Please see the expenses listed for each class of the High Yield Bond Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

                                              High Yield Bond Fund Prospectus 23

A Choice of Share Classes
--------------------------------------------------------------------------------

Class A Share Sales Charge Schedule

If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

--------------------------------------------------------------------------------
CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------

                                FRONT-END SALES           FRONT-END SALES
      AMOUNT OF                  CHARGE AS % OF            CHARGE AS % OF
      PURCHASE               PUBLIC OFFERING PRICE      NET AMOUNT INVESTED

Less than $50,000                    4.50%                     4.71%

$50,000 to $99,999                   4.00%                     4.17%

$100,000 to $249,999                 3.50%                     3.63%

$250,000 to $499,999                 2.50%                     2.56%

$500,000 to $999,999                 2.00%                     2.04%

$1,000,000 and over/1/               0.00%                     0.00%

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

24   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Waivers" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

------------------------------------------------------------------------------------------
   CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
------------------------------------------------------------------------------------------
REDEMPTION WITHIN   1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS  7 YEARS  8 YEARS

CDSC                5.00%   4.00%     3.00%   3.00%    2.00%    1.00%    0.00%    A Shares


The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends or capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class C Share Sales Charges
If you choose Class C shares, you will pay the POP (NAV plus the 1.00% sales charge) and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. As a percentage of the net amount invested, the front-end sales charge effectively is 1.01%. Class C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the Fund's distributor to waive this charge. The distributor pays sales commissions of up to 1.00% to such broker-dealers, and up to 2.00% to other selling agents at the time of sale, and up to 1.00% annually to all selling agents thereafter.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends or capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

                                              High Yield Bond Fund Prospectus 25

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

--------------------------------------------------------------------------------
Class A Share Reductions
--------------------------------------------------------------------------------
..    You pay no sales charges on Fund shares you buy with reinvested distributions.

..    You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

..    By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

..    Rights of Accumulation ("ROA") allow you to combine the amount you are investing with the total value of Class A, Class B and Class C shares of any Wells Fargo Fund already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

..    You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of the redemption.

..    You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

..    a family unit, including children under the age of twenty-one or single trust estate;

..    a trustee or fiduciary purchasing for a single fiduciary relationship; or

..    the members of a "qualified group" which consists of a "company" (as defined under the 1940 Act, as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

                   How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $49,999, then 4.00% on the next $50,000!

26   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------
Class C Share Reductions
--------------------------------------------------------------------------------

     . You pay no sales charge on Fund shares you purchase with the proceeds of a redemption of Class C shares within 120 days of the date of the redemption.
--------------------------------------------------------------------------------
Class B and Class C Share CDSC Waivers
--------------------------------------------------------------------------------

     . You pay no CDSC on Fund shares you purchase with reinvested distributions.

     . We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age
          70 1/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

     . We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

     . We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.

     .    We waive the Class C share CDSC for certain types of accounts.

     . We waive the CDSC for Class B shares and for Class C shares within the first year of purchase on withdrawals that meet the following circumstances:

          . withdrawals are made by participating in the Systematic Withdrawal Program; and

          . withdrawals may not exceed 10% of your fund assets (including "free shares")(limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Program).

Contact your selling agent for further details.

Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

     .    Current and retired employees, directors/trustees and officers of:

          .    Wells Fargo Funds (including any predecessor funds);

          .    Wells Fargo & Company and its affiliates;

          .    and the family members of any of the above.

     .    Current employees of:

          .    Stephens Inc. and its affiliates;

          .    broker-dealers who act as selling agents;

          . and immediate family members (spouse, sibling, parent or child) of any of the above.

Contact your selling agent for further information.

You also may buy Class A and Class C shares at NAV if they are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with the Fund by a broker-dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

                                              High Yield Bond Fund Prospectus 27

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Distribution Plan

We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares of the High Yield Bond Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services, including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The Class B and Class C shares each pay 0.75% of average daily net assets on an annual basis.

These fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

28    High Yield Bond Fund Prospectus

Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..    You should carefully read the prospectus for the Fund into which you wish to exchange.

..    Every exchange involves selling Fund shares that may produce a capital gain or loss for tax purposes.

..    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

..    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

..    Exchanges may be made between like share classes. Class C shares of non-money market Funds may be exchanged for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds. Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges of Class B shares into Money Market Class B shares are subject to certain restrictions in addition to those described above.

..    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules. Contact your account representative for further details.

                                              High Yield Bond Fund Prospectus 29

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
..    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

..    The Fund's investments are generally valued at current market prices.
     Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

..    We determine the NAV of each class of the Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class.

..    We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m.
     (ET). If the NYSE closes early, the Fund will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

..    The Fund is open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares
..    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo Funds Application with proper payment);

..    Through a brokerage account with an approved selling agent; or

..    Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments received from the Fund, selling or shareholder servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

30   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------
Minimum Investments

..  $1,000 per Fund minimum initial investment; or

..  $100 per Fund if you use the Systematic Purchase Program; and

..  $100 per Fund for all investments after your initial investment.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

Small Account Redemptions
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please consult your selling agent for further details.

                                           High Yield Bond Fund Prospectus    31

Your Account
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

BY MAIL
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

.. Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (if no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

.. Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Wells Fargo High Yield Bond Fund, Class B." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

..  All purchases must be made in U.S. dollars and checks must be drawn on U.S.
   banks.

..  You may start your account with $100 if you elect the Systematic Purchase
   Program option on the Application.

..  Mail to: Wells Fargo Funds   Overnight Mail Only: Wells Fargo Funds
            P.O. Box 8266                            ATTN: CCSU-Boston Financial
            Boston, MA 02266-8266                    66 Brooks Drive
                                                     Braintree, MA 02184

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

.. Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

..  Enclose the payment stub/card from your statement if available.

..  Mail to: Wells Fargo Funds
            P.O. Box 8266
            Boston, MA 02266-8266

32  High Yield Bond Fund Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

BY WIRE
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

.. You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

..  If you do not currently have an account, complete a Wells Fargo Funds
   Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

..  All purchases must be made with U.S. dollars.

.. Mail the completed application. Your account will be credited on the business day that the transfer agent receives your application and payment in proper order.

..  Overnight Application to: Wells Fargo Funds
                             ATTN: CCSU-Boston Financial
                             66 Brooks Drive
                             Braintree, MA 02184

..  Wire money to:            State Street Bank & Trust  Attention:
                             Boston, MA                 Wells Fargo Funds (Name
                                                        of Fund, Account Number,
                             Bank Routing Number:       and Share Class)
                             ABA 011 000028
                                                        Account Name:
                             Wire Purchase Account      (Registration Name
                             Number:                    Indicated on
                             9905-437-1                 Application)

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

.. Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

..  Wire money to:            State Street Bank & Trust  Attention:
                             Boston, MA                 Wells Fargo Funds (Name
                                                        of Fund, Account Number,
                                                        and Share Class)
                             Bank Routing Number:
                             ABA 011 000028             Account Name:
                                                        (Registration Name
                             Wire Purchase Account      Indicated on Account)
                             Number: 9905-437-1

                                              High Yield Bond Fund Prospectus 33

Your Account                                                   How To Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
    . You can only make your first purchase of the Fund by phone if you already have an existing Wells Fargo Funds Account.

    Call Investor Services at 1-800-222-8222, option 0 for an Investor Service Representative or option 2 to use our Automated Voice Response Service to either:

    .    transfer at least $1,000 from a linked settlement account, or

    . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

    Call Investor Services at 1-800-222-8222, option 0 for an Investor Service Representative or option 2 to use our Automated Voice Response Service to either:

    .    transfer at least $100 from a linked settlement account, or

    . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

--------------------------------------------------------------------------------
BY INTERNET ACCESS
--------------------------------------------------------------------------------

IF YOU ARE BUYING ADDITIONAL SHARES:

    . Shareholders with an existing Wells Fargo Funds Account may purchase additional shares of a Fund that they already own via the Internet.

    Visit our website at www.wellsfargofunds.com to either:

    .    transfer at least $100 from a linked settlement account, or

    . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

    Further information is available by calling Investor Services at 1-800-222-8222.

34   High Yield Bond Fund Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
     . Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

     . Make sure all the account owners sign the request exactly as their names appear on the account application.

     . You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

     . Signature guarantees are required for mailed redemption requests if a request is for over $50,000, if the address on your account was changed within the last 30 days, or if a redemption is made payable to a third party. You can get a signature guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

     .   Mail to:      Wells Fargo Funds
                       P.O. Box 8266
                       Boston, MA 02266-8266

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------

     . Call Investor Services at 1-800-222-8222, option 0 for an Investor Service Representative or option 2 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

     . Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

     . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

     . Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

     . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

     . We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

                                              High Yield Bond Fund Prospectus 35

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY INTERNET ACCESS
--------------------------------------------------------------------------------
    . Shareholders with an existing Wells Fargo Funds Account may use the Internet to redeem shares of a Fund via the Internet.

    . Visit our website at www.wellsfargofunds.com to process your redemption request ($100 or more). Redemption proceeds may be deposited into a linked bank account or mailed via check to the shareholder's address of record.

    Further information is available by calling Investor Services at 1-800-222-8222.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
    . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

    .    Your redemptions are net of any applicable CDSC.

    . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

    . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

    . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

36    High Yield Bond Fund Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs

These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic Withdrawals may only be processed on or about the 25th day of each month. Call Investor Services at 1-800-222-8222, option 0, for more information.

..    Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase and specify an amount of at least $100.

..    Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

..    Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

     .    must have a Fund account valued at $10,000 or more;

     .    must have your distributions reinvested; and

     .    may not simultaneously participate in the Systematic Purchase Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions The Fund in this Prospectus pays any distributions of net investment income monthly and any capital gains at least annually.

We offer the following distribution options:

..    Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

..    Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

..    Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                              High Yield Bond Fund Prospectus 37

Additional Services and Other Information
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..    Directed Distribution Purchase Option--Lets you buy shares of a different
     Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to you substantially all of the Fund's net investment income and realized capital gains. Distributions from the Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct a portion of distributions when determining their taxable income.

Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy Fund shares shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding.

Request for Multiple Copies of Shareholder Documents To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and would prefer to receive multiple copies, please call your selling agent.

38  High Yield Bond Fund Prospectus

Portfolio Managers
--------------------------------------------------------------------------------

Saturnino S. Fanlo
Mr. Fanlo is Executive Vice President of Sutter. Mr. Fanlo is responsible for managing Wells Fargo & Company's high yield portfolio. He also currently serves as Treasurer of Wells Fargo & Company. Mr. Fanlo joined Wells Fargo Bank in 1995 as a senior vice president and assumed responsibility for Structured Products in 1996. In 1996, he started the High Yield Securities Group (Sutter), which now has approximately $1.8 billion in assets under management. Prior to Wells Fargo Bank, Mr. Fanlo was a vice president at Goldman Sachs where he ran the mortgage syndicate desk. Before Goldman Sachs, Mr. Fanlo was an executive vice president at Australian Capital Equity (USA), Inc., where he managed the firm's U.S. investments. Mr. Fanlo also worked at The First Boston Corporation and Metropolitan Life Insurance Company after earning his BA in economics from Haverford College, Haverford, PA.

Roger Wittlin
Mr. Wittlin is the managing director of Sutter Advisors, LLC. Mr. Wittlin joined Sutter in 2000 after 18 years of capital markets experience with Goldman Sachs, Deutsche Bank and Morgan Stanley. At Deutsche Bank, Mr. Wittlin was one of three founders of the Commercial Mortgage Financing Group which originated, structured and distributed mezzanine and senior loans in securitized and whole loan form. At Goldman Sachs, Mr. Wittlin was head of Western Region Mortgage Distribution and worked in the Principal Investment Group which purchased non-performing and sub-performing assets. Mr. Wittlin earned a Masters in International Finance from the American Graduate School of International Management in 1978 and earned a BA in journalism from Arizona State University.

                                              High Yield Bond Fund Prospectus 39

Glossary
--------------------------------------------------------------------------------
We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Below Investment-Grade
Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Fund.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by the Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of a Fund's total assets. Non-diversified funds are not required to comply with these investment policies.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Investment Grade Securities
A type of bond rated in the top four investment categories by a nationally recognized statistical ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

40  High Yield Bond Fund Prospectus

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Liquidity
The ability to readily sell a security at a fair price.

Moody's
A nationally recognized statistical ratings organization.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Nationally Recognized Statistical Ratings Organization ("NRSRO")
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Public Offering Price ("POP")
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Fund's distributors that allows them to sell the Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard and Poor's, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

                                              High Yield Bond Fund Prospectus 41

Glossary
--------------------------------------------------------------------------------

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

42  High Yield Bond Fund Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P053 (2/03)
ICA Reg. No
811-09253
# 523000

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